Summary of Significant Accounting Policies - Estimated useful lives of assets (Detail)	12 Months Ended
Dec. 31, 2014
Buildings and Improvements | Minimum
Estimated useful lives of assets
Estimated useful lives	20 years
Buildings and Improvements | Maximum
Estimated useful lives of assets
Estimated useful lives	40 years
Machinery and Equipment | Minimum
Estimated useful lives of assets
Estimated useful lives	3 years
Machinery and Equipment | Maximum
Estimated useful lives of assets
Estimated useful lives	10 years
Furniture and Fixtures | Minimum
Estimated useful lives of assets
Estimated useful lives	3 years
Furniture and Fixtures | Maximum
Estimated useful lives of assets
Estimated useful lives	5 years
Leasehold Improvements
Estimated useful lives of assets
Leasehold improvements	The shorter of the estimated useful life or the remaining lease term